Trade And Other Receivables - Summary Of Provision For Expected Credit Losses (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Provision For Expected Credit Losses [Abstract]
Beginning balance	$ 2,403,782	$ 1,076,678	$ 1,076,678
Provision for expected credit losses	2,194,381	$ 426,549	1,327,104
Ending balance	$ 4,598,163		$ 2,403,782